January 29, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


 Re:       Mentor Funds
                 Evergreen Reserve Money Market Fund
                 Evergreen Reserve U.S. Government Money Market Fund Evergreen Reserve Tax-Exempt Money Market Fund
               Post-Effective Amendment No. 25 to Registration Statement File Nos. 333-82853 and 811-06555


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 25 to Registration Statement
Nos. 333-82853 and 811-06555) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 25, 2001.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood